Shareholder Report, Holdings (Details)	Dec. 31, 2024
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Ascendis Pharma A/S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Systems Softwar [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
CTIVP – Westfield Select Large Cap Growth Fund - Class 1 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Ascendis Pharma A/S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Systems Softwar [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
CTIVP – Westfield Select Large Cap Growth Fund - Class 2 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%